SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING	NOTE 19 – SEGMENT REPORTING A. Basis for segmentationThe Group operates through various operating segments, which are the wholesale sector, the pharmaceutical manufacturing sector, the nutraceuticals and pharmaceuticals sectors and other, with only the first three of them being reportable segments based on the criteria (quantitative thresholds) of ASC 280. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance. B. Information about reportable segments The table below present's information about the Company's reportable segments for the 12-month period ended December 31, 2023. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company's consolidated financial statements. 12-month period ended December 31, 2023 Wholesale Pharma manufacturing Nutraceuticals & Pharmaceuticals Other Total Revenues 50,744,468 344,708 2,287,698 - 53,376,874 Segment profit / (loss) (1,661,252) (1,232,732) (3,552,718) (2,993,026) (9,439,727)Total assets 28,193,797 15,605,459 28,054,242 3,871,101 75,724,599 The following summary describes the operations of the reportable segment: Reportable segmentsOperationsWholesale Distribution and export of pharmaceutical products Pharma manufacturingProduction of pharmaceutical productsNutraceutical and pharmaceuticals Trade of owned nutraceutical & pharmaceutical products